Borrowings - Schedule of borrowings by denominated currency (Details) - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
TOTAL BORROWINGS	€ 168,385	€ 187,373
Borrowings denominated in EUR
Disclosure of detailed information about borrowings [line items]
TOTAL BORROWINGS	3,539	3,540
Borrowings denominated in USD
Disclosure of detailed information about borrowings [line items]
TOTAL BORROWINGS	€ 164,847	€ 183,833